S000074120 [Member] Expense Example, No Redemption - S000074120 [Member]	Aug. 31, 2025 USD ($)
C000231663 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 55
Expense Example, No Redemption, 3 Years	260
Expense Example, No Redemption, 5 Years	481
Expense Example, No Redemption, 10 Years	1,118
C000231664 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	651
Expense Example, No Redemption, 3 Years	894
Expense Example, No Redemption, 5 Years	1,155
Expense Example, No Redemption, 10 Years	1,902
C000231666 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	44
Expense Example, No Redemption, 3 Years	223
Expense Example, No Redemption, 5 Years	417
Expense Example, No Redemption, 10 Years	$ 977